Provisions - Summary of Non-current Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions	$ 2,585	$ 2,626
Less current portion of provisions	(245)	(187)
Non-current provisions	$ 2,340	$ 2,439